Changes in Inventories of Finished Goods and Work in Progress	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Changes in Inventories of Finished Goods and Work in Progress

12. Changes in inventories of finished goods and work in progress

The increase in inventories of finished goods and work in progress primarily results from the CONDOR terminals, and HAWK terminals currently in the production phase. Changes in inventories are as follows:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Increase/(decrease) in inventories of work in progress	(755)	2,100	414
Increase/(decrease) in inventories of finished goods	786	542	616
Write-downs	(806)	(1,882)	(462)
Total	(776)	760	568

The write-downs during the year ended December 31, 2023, refer mainly to the HAWK terminal production, which result from general decision on the HAWK solution and the underlying AIR Technology (refer to Note 17). The write-downs during the year ended December 31, 2022, and 2021, refer mainly to CONDOR Mk2 and Mk1 terminals that were written down to their net realizable value.